Income taxes - Significant components of the Company's deferred tax assets (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Share issuance costs	$ 700,000	$ 529,000
Cumulative eligible capital	112,000	105,000
Operating losses carried forward	4,975,000	1,652,000
Total deferred tax assets	5,787,000	2,286,000
Deferred tax assets not recognized	$ (5,787,000)	$ (2,286,000)